Loans and allowance for credit losses (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	January 31, 2024					January 31, 2023
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$481	$74	$(1)	$(12)	$542	$432	$51	$(5)	$(9)	$469
Personal	1,228	202	(139)	(4)	1,287	1,043	169	(83)	–	1,129
Credit cards	1,069	183	(150)	(1)	1,101	893	136	(102)	(1)	926
Small business	194	37	(15)	(4)	212	194	17	(9)	2	204
Wholesale	2,326	329	(149)	(61)	2,445	1,574	161	(17)	(38)	1,680
Customers’ liability under acceptances	50	(7)	–	–	43	45	(4)	–	–	41
	$5,348	$818	$(454)	$(82)	$5,630	$4,181	$530	$(216)	$(46)	$4,449
Presented as:
Allowance for loan losses	$5,004				$5,299	$3,753				$3,999
Other liabilities – Provisions	288				282	378				403
Customers’ liability under acceptances	50				43	45				41
Other components of equity	6				6	5				6

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2024				January 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$223	$90	$168	$481	$235	$65	$132	$432
Provision for credit losses
Transfers to stage 1	17	(17)	–	–	13	(13)	–	–
Transfers to stage 2	(6)	10	(4)	–	(6)	10	(4)	–
Transfers to stage 3	(1)	(8)	9	–	–	(3)	3	–
Originations	19	–	–	19	30	–	–	30
Maturities	(4)	(4)	–	(8)	(4)	(2)	–	(6)
Changes in risk, parameters and exposures	(1)	40	24	63	(13)	25	15	27
Write-offs	–	–	(4)	(4)	–	–	(8)	(8)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	(2)	(1)	(9)	(12)	(1)	–	(8)	(9)
Balance at end of period	$245	$110	$187	$542	$254	$82	$133	$469

Personal
Balance at beginning of period	$280	$793	$155	$1,228	$285	$661	$97	$1,043
Provision for credit losses
Transfers to stage 1	125	(125)	–	–	150	(150)	–	–
Transfers to stage 2	(19)	20	(1)	–	(23)	23	–	–
Transfers to stage 3	(1)	(28)	29	–	–	(13)	13	–
Originations	22	–	–	22	23	–	–	23
Maturities	(12)	(46)	–	(58)	(12)	(25)	–	(37)
Changes in risk, parameters and exposures	(114)	229	123	238	(138)	231	90	183
Write-offs	–	–	(169)	(169)	–	–	(112)	(112)
Recoveries	–	–	30	30	–	–	29	29
Exchange rate and other	(1)	–	(3)	(4)	1	(2)	1	–
Balance at end of period	$280	$843	$164	$1,287	$286	$725	$118	$1,129

Credit cards
Balance at beginning of period	$203	$866	$–	$1,069	$177	$716	$–	$893
Provision for credit losses
Transfers to stage 1	137	(137)	–	–	164	(164)	–	–
Transfers to stage 2	(28)	28	–	–	(20)	20	–	–
Transfers to stage 3	(1)	(108)	109	–	–	(94)	94	–
Originations	3	–	–	3	4	–	–	4
Maturities	(1)	(8)	–	(9)	(1)	(7)	–	(8)
Changes in risk, parameters and exposures	(125)	272	42	189	(139)	271	8	140
Write-offs	–	–	(259)	(259)	–	–	(142)	(142)
Recoveries	–	–	109	109	–	–	40	40
Exchange rate and other	–	–	(1)	(1)	(1)	–	–	(1)
Balance at end of period	$188	$913	$–	$1,101	$184	$742	$–	$926

Small business
Balance at beginning of period	$70	$66	$58	$194	$73	$73	$48	$194
Provision for credit losses
Transfers to stage 1	5	(5)	–	–	10	(10)	–	–
Transfers to stage 2	(5)	5	–	–	(3)	3	–	–
Transfers to stage 3	–	(2)	2	–	–	(2)	2	–
Originations	9	–	–	9	8	–	–	8
Maturities	(3)	(5)	–	(8)	(4)	(6)	–	(10)
Changes in risk, parameters and exposures	(5)	15	26	36	(12)	13	18	19
Write-offs	–	–	(18)	(18)	–	–	(11)	(11)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	1	–	(5)	(4)	1	2	(1)	2
Balance at end of period	$72	$74	$66	$212	$73	$73	$58	$204

Wholesale
Balance at beginning of period	$774	$785	$767	$2,326	$597	$585	$392	$1,574
Provision for credit losses
Transfers to stage 1	50	(50)	–	–	51	(51)	–	–
Transfers to stage 2	(55)	58	(3)	–	(20)	21	(1)	–
Transfers to stage 3	(3)	(9)	12	–	(3)	(14)	17	–
Originations	124	–	–	124	153	–	–	153
Maturities	(97)	(87)	–	(184)	(118)	(71)	–	(189)
Changes in risk, parameters and exposures	(101)	173	317	389	(55)	150	102	197
Write-offs	–	–	(160)	(160)	–	–	(26)	(26)
Recoveries	–	–	11	11	–	–	9	9
Exchange rate and other	17	(17)	(61)	(61)	(5)	(8)	(25)	(38)
Balance at end of period	$709	$853	$883	$2,445	$600	$612	$468	$1,680

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2023 Annual Report.

	As at
	January 31, 2024				October 31, 2023
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages

Low risk	$347,982	$2,453	$–	$350,435	$349,001	$1,630	$–	$350,631
Medium risk	19,103	1,586	–	20,689	19,126	1,610	–	20,736
High risk	1,463	5,499	–	6,962	1,582	4,927	–	6,509
Not rated (1)	52,733	1,402	–	54,135	54,247	1,220	–	55,467
Impaired	–	–	853	853	–	–	682	682
	421,281	10,940	853	433,074	423,956	9,387	682	434,025
Items not subject to impairment (2)				490				476
Total				$433,564				$434,501

Loans outstanding – Personal
Low risk	$76,351	$1,741	$–	$78,092	$75,572	$1,676	$–	$77,248
Medium risk	5,720	2,937	–	8,657	5,587	2,915	–	8,502
High risk	468	2,145	–	2,613	477	2,088	–	2,565
Not rated (1)	9,330	266	–	9,596	9,982	157	–	10,139
Impaired	–	–	317	317	–	–	280	280
Total	$91,869	$7,089	$317	$99,275	$91,618	$6,836	$280	$98,734

Loans outstanding – Credit cards
Low risk	$16,331	$162	$–	$16,493	$16,331	$135	$–	$16,466
Medium risk	1,709	2,134	–	3,843	1,771	2,132	–	3,903
High risk	45	1,851	–	1,896	41	1,734	–	1,775
Not rated (1)	741	32	–	773	856	35	–	891
Total	$18,826	$4,179	$–	$23,005	$18,999	$4,036	$–	$23,035

Loans outstanding – Small business
Low risk	$8,724	$899	$–	$9,623	$8,641	$920	$–	$9,561
Medium risk	2,275	969	–	3,244	2,238	936	–	3,174
High risk	122	785	–	907	99	592	–	691
Not rated (1)	8	–	–	8	11	–	–	11
Impaired	–	–	268	268	–	–	244	244
Total	$11,129	$2,653	$268	$14,050	$10,989	$2,448	$244	$13,681

Undrawn loan commitments – Retail
Low risk	$264,315	$769	$–	$265,084	$266,209	$610	$–	$266,819
Medium risk	11,705	332	–	12,037	10,759	298	–	11,057
High risk	1,122	465	–	1,587	956	434	–	1,390
Not rated (1)	6,953	161	–	7,114	6,686	138	–	6,824
Total	$284,095	$1,727	$–	$285,822	$284,610	$1,480	$–	$286,090

Wholesale – Loans outstanding
Investment grade	$91,756	$356	$–	$92,112	$89,037	$416	$–	$89,453
Non-investment grade	149,767	24,149	–	173,916	156,211	19,210	–	175,421
Not rated (1)	10,676	199	–	10,875	10,968	238	–	11,206
Impaired	–	–	2,760	2,760	–	–	2,498	2,498
	252,199	24,704	2,760	279,663	256,216	19,864	2,498	278,578
Items not subject to impairment (2)				14,058				9,248
Total				$293,721				$287,826

Undrawn loan commitments – Wholesale
Investment grade	$311,697	$45	$–	$311,742	$312,178	$186	$–	$312,364
Non-investment grade	129,709	14,604	–	144,313	130,994	13,947	–	144,941
Not rated (1)	5,440	1	–	5,441	4,176	–	–	4,176
Total	$446,846	$14,650	$–	$461,496	$447,348	$14,133	$–	$461,481

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	January 31, 2024			October 31, 2023
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,933	$224	$2,157	$1,840	$208	$2,048
Wholesale	1,220	57	1,277	1,823	49	1,872
	$3,153	$281	$3,434	$3,663	$257	$3,920

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.